Income Tax (Details) - Summary of domestic and foreign components of loss before income taxes - USD ($) $ in Thousands	5 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Domestic		$ (27,205)	$ (7,784)
International		(4,340)	(2,235)
Net loss before income taxes	$ 0	$ (31,545)	$ (10,019)